UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM 10-D

ASSET-BACKED ISSUER

DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d) OF

THE SECURITIES EXCHANGE ACT OF 1934

For the monthly distribution period from December 1, 2020 to December 31, 2020

Commission File Number of issuing entity: 333-224598-02

Central Index Key Number of issuing entity: 0001767530

VERIZON OWNER TRUST 2019-A

(Exact name of issuing entity as specified in its charter)

Commission File Number of depositor: 333-224598

Central Index Key Number of depositor: 0001737286

VERIZON ABS LLC

(Exact name of depositor as specified in its charter)

Central Index Key Number of sponsor (if applicable): 0001175215

CELLCO PARTNERSHIP

(Exact name of sponsor as specified in its charter)

Karrie E. Schweikert

908-559-5672

(Name and telephone number, including area code, of the person to contact in connection with this filing)

Delaware

(State or other jurisdiction of incorporation or organization of the issuing entity)

22-3372889

(I.R.S. Employer Identification No.)

One Verizon Way Basking Ridge, New Jersey	07920
(Address of principal executive offices of the issuing entity)	(Zip Code)

212-395-1000

(Telephone number including area code)

Not Applicable

(Former name, former address, if changed since last report)

	Registered/reporting pursuant to (check one)			Name of exchange
Title of class	Section 12(b)	Section 12(g)	Section 15(d)	(If Section 12(b))
Fixed Rate Class A-1a Notes	☐	☐	☒
Floating Rate Class A-1b Notes	☐	☐	☒
Fixed Rate Class B Notes	☐	☐	☒
Fixed Rate Class C Notes	☐	☐	☒

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days. Yes ☒ No ☐

PART I — DISTRIBUTION INFORMATION

Item 1.	Distribution and Pool Performance Information.

Distribution and pool performance information with respect to the assets of Verizon Owner Trust 2019-A for the distribution period commencing on December 1, 2020 and ending on December 31, 2020 is set forth in the monthly investor report relating to the January 20, 2021 distribution, which is attached as Exhibit 99.1 to this Form 10-D.

There is no activity to report under Rule 15Ga-1(a) under the Securities Exchange Act of 1934 with respect to Verizon Owner Trust 2019-A for the distribution period commencing on December 1, 2020 and ending on December 31, 2020. Cellco Partnership (Central Index Key Number: 0001175215), as securitizer, most recently filed a Form ABS-15G on February 2, 2021 with respect to all asset-backed securities sponsored by it, including those securities issued by Verizon Owner Trust 2019-A.

All of the receivables acquired by Verizon Owner Trust 2019-A during the period beginning on January 1, 2020 and ending on (and including) December 31, 2020 (the “2020 Additional Receivables”) were reviewed by Cellco Partnership to confirm that the 2020 Additional Receivables satisfied the requirements and tests set forth in the prospectus, dated March 5, 2019 (the “Prospectus”), under the headings “Receivables—Criteria for Selecting the Receivables” (as of the related cutoff date) and “Receivables—Pool Composition and Credit Enhancement Tests” (as of the related cutoff date). As of the related cutoff date, (i) all of the 2020 Additional Receivables satisfied the eligibility criteria set forth in the Prospectus under the heading “Receivables—Criteria for Selecting the Receivables” and (ii) the Pool Composition Tests and the Credit Enhancement Test set forth in the Prospectus under the heading “Receivables—Pool Composition and Credit Enhancement Tests” were satisfied with respect to the aggregate pool of receivables held by Verizon Owner Trust 2019-A on such date. In addition, as set forth in Sections XIII and XIV of the monthly investor report relating to the January 20, 2021 distribution, attached as Exhibit 99.1 to this Form 10-D, the Credit Enhancement Test and the Pool Composition Tests (each as defined in the Prospectus) were satisfied with respect to the aggregate pool of receivables held by Verizon Owner Trust 2019-A as of December 31, 2020, which included 2020 Additional Receivables. Neither Verizon ABS LLC nor Cellco Partnership engaged a third party to assist with the review of the 2020 Additional Receivables.

Pursuant to the requirements of Item 1121(b) of Regulation AB, (i) there are no material changes to the information provided in the Prospectus pursuant to Items 1110 and 1112 of Regulation AB and (ii) certain changes to the information provided in the Prospectus or otherwise previously disclosed in one or more reports filed under the Securities Exchange Act of 1934, as amended, pursuant to Items 1111 of Regulation AB are provided in Section XVI of the monthly investor report relating to the January 20, 2021 distribution, attached as Exhibit 99.1 to this Form 10-D, and in the tables set forth below.

Item 2.	Legal Proceedings.

The following five paragraphs are disclosures received from U.S. Bank National Association (“U.S. Bank”), which serves as the indenture trustee and note paying agent under the indenture for the Verizon Owner Trust 2019-A transaction.

In the last several years, U.S. Bank and other large financial institutions have been sued in their capacity as trustee or successor trustee for certain residential mortgage backed securities (“RMBS”) trusts. The complaints, primarily filed by investors or investor groups against U.S. Bank and similar institutions, allege the trustees caused losses to investors as a result of alleged failures by the sponsors, mortgage loan sellers and servicers to comply with the governing agreements for these RMBS trusts. Plaintiffs generally assert causes of action based upon the trustees’ purported failures to enforce repurchase obligations of mortgage loan sellers for alleged breaches of representations and warranties, notify securityholders of purported events of default allegedly caused by breaches of servicing standards by mortgage loan servicers and abide by a heightened standard of care following alleged events of default.

U.S. Bank denies liability and believes that it has performed its obligations under the RMBS trusts in good faith, that its actions were not the cause of losses to investors, that it has meritorious defenses, and it has contested and intends to continue contesting the plaintiffs’ claims vigorously. However, U.S. Bank cannot assure you as to the outcome of any of the litigation, or the possible impact of these litigations on the trustee or the RMBS trusts.

On March 9, 2018, a law firm purporting to represent fifteen Delaware statutory trusts (the “DSTs”) that issued securities backed by student loans (the “Student Loans”) filed a lawsuit in the Delaware Court of Chancery against U.S. Bank in its capacities as indenture trustee and successor special servicer, and three other institutions in their respective transaction capacities, with respect to the DSTs and the Student Loans. This lawsuit is captioned The National Collegiate Student Loan Master Trust I, et al. v. U.S. Bank National Association, et al., C.A. No. 2018-0167-JRS (Del. Ch.) (the “NCMSLT Action”). The complaint, as amended on June 15, 2018, alleged that the DSTs have been harmed as a result of purported misconduct or omissions by the defendants concerning administration of the trusts and special servicing of the Student Loans. Since the filing of the NCMSLT Action, certain Student Loan borrowers have made assertions against U.S. Bank concerning special servicing that appear to be based on certain allegations made on behalf of the DSTs in the NCMSLT Action.

2

U.S. Bank has filed a motion seeking dismissal of the operative complaint in its entirety with prejudice pursuant to Chancery Court Rules 12(b)(1) and 12(b)(6) or, in the alternative, a stay of the case while other prior filed disputes involving the DSTs and the Student Loans are litigated. On November 7, 2018, the Court ruled that the case should be stayed in its entirety pending resolution of the first-filed cases. On January 21, 2020, the Court entered an order consolidating for pretrial purposes the NCMSLT Action and three other lawsuits pending in the Delaware Court of Chancery concerning the DSTs and the Student Loans, which remains pending.

U.S. Bank denies liability in the NCMSLT Action and believes it has performed its obligations as indenture trustee and special servicer in good faith and in compliance in all material respects with the terms of the agreements governing the DSTs and that it has meritorious defenses. It has contested and intends to continue contesting the plaintiffs’ claims vigorously.

3

The following tables show the characteristics or distributions of some characteristics of the pool of receivables (including the 2020 Additional Receivables) (which are collectively referred to as the “Receivables”) as of December 31, 2020. The values and percentages in the following tables may not sum to total due to rounding. All percentages and averages are based on the aggregate principal balance of the Receivables as of December 31, 2020 unless otherwise stated.

Number of Receivables	3,467,418
Number of accounts	3,195,092
Aggregate original principal balance	$2,528,060,413.95
Aggregate principal balance	$1,333,977,592.22
Principal balance
Minimum	$0.01
Maximum	$1,999.99
Average	$384.72
Average monthly payment	$30.37
Weighted average remaining installments (in months)(1)	15
Weighted average FICO® Score(1)(2)(3)	705
Percentage of Receivables with obligors without a FICO® Score(3)	4.27%
Percentage of Receivables with obligors with a down payment(4)	8.78%
Percentage of Receivables with obligors with smart phones	92.40%
Percentage of Receivables with obligors with other wireless devices	7.60%
Percentage of Receivables with obligors with upgrade eligibility(5)	52.09%
Percentage of Receivables with device insurance	37.49%
Percentage of Receivables with account level device insurance(6)	26.91%
Geographic concentration (Top 3 States)(7)
California	10.01%
New York	6.20%
Texas	6.01%
Weighted average customer tenure (in months)(1)(8)	102
Percentage of Receivables with monthly payments	100.00%
Percentage of Receivables with 0.00% APR	100.00%
Percentage of Receivables with 24 month original term	100.00%
Percentage of Receivables with 6 month original term	0.00%
Financing for wireless devices	100.00%
Unsecured Receivables	4.24%
Secured Receivables	95.76%

(1)	Weighted averages are weighted by the aggregate principal balance of the Receivables as of December 31, 2020.
(2)	Excludes Receivables that have obligors who did not have FICO® Scores because they are individuals with minimal or no recent credit history.
(3)	This FICO® Score reflects the FICO® Score 8 of the related obligor. The FICO® Score is calculated, with respect to each obligor, on or about the date on which the Receivable was originated.
(4)	Includes both voluntary and required down payments.
(5)	Comprised of obligors whose wireless devices are subject to Verizon Wireless’ current upgrade program.
(6)	See “Origination and Description of Device Payment Plan Agreement Receivables—Insurance on Wireless Devices” in the Prospectus. Excludes Receivables with device insurance.
(7)	Based on the billing addresses of the obligors.
(8)	For a complete description of the calculation of customer tenure, see “Origination and Description of Device Payment Plan Agreement Receivables—Origination Characteristics” in the Prospectus.

4

Geographic Concentration of the Receivables(1)

Geographic Concentration	Number of Receivables	Aggregate Principal Balance	Percentage of Aggregate Principal Balance
California	336,240	$133,486,289.64	10.01%
New York	211,468	82,683,494.18	6.20
Texas	197,948	80,163,811.79	6.01
Florida	189,011	75,540,662.70	5.66
Ohio	166,105	60,184,699.88	4.51
North Carolina	156,701	59,788,590.38	4.48
Pennsylvania	138,941	51,596,650.22	3.87
Georgia	130,384	50,799,914.34	3.81
New Jersey	122,798	46,656,154.41	3.50
Michigan	122,802	45,791,024.22	3.43
Illinois	113,210	43,264,922.14	3.24
Virginia	112,163	42,946,658.31	3.22
All other	1,469,647	561,074,720.01	42.06

Total	3,467,418	$1,333,977,592.22	100.00%

(1)	The table shows the states with concentrations greater than 3.0% of the aggregate principal balance of the Receivables as of December 31, 2020 based on the billing addresses of the obligors.

Distribution of the FICO® Score of the Receivables (1)

FICO® Score	Number of Receivables	Aggregate Principal Balance	Percentage of Aggregate Principal Balance	Percentage of Overall Device Payment Plan Agreement Portfolio(2)
No FICO® Score(3)	163,613	$56,965,672.86	4.27%	4.38%
250 - 599	568,164	229,371,533.90	17.19	17.58
600 - 649	372,688	150,809,431.40	11.31	11.74
650 - 699	451,256	180,649,738.62	13.54	13.71
700 - 749	514,031	201,176,791.63	15.08	14.88
750 or greater	1,397,666	515,004,423.81	38.61	37.72

Total	3,467,418	$1,333,977,592.22	100.00%	100.00%

(1)	This FICO® Score reflects the FICO® Score 8 of the related obligor. The FICO® Score is calculated with respect to each obligor on or about the date on which such Receivable was originated.
(2)

Represents the aggregate principal balance of device payment plan agreements in the device payment plan agreement portfolio in each FICO® Score Range as a percentage of the aggregate principal balance of the device payment plan agreement portfolio as of December 31, 2020.

(3)	Represents Receivables that have obligors who did not have FICO® Scores because they are individuals with minimal or no recent credit history.

Distribution of the Customer Tenure of the Receivables(1)

Customer Tenure	Number of Receivables	Aggregate Principal Balance	Percentage of Aggregate Principal Balance
Less than 7 months	489,272	$186,690,015.26	13.99%
7 months to less than 12 months	58,136	22,578,391.74	1.69
12 months to less than 24 months	191,876	82,168,525.26	6.16
24 months to less than 36 months	197,925	83,881,738.26	6.29
36 months to less than 48 months	173,482	70,579,686.62	5.29
48 months to less than 60 months	174,367	67,100,193.40	5.03
60 months or greater	2,182,360	820,979,041.68	61.54

Total	3,467,418	$1,333,977,592.22	100.00%

(1)	For a complete description of the calculation of customer tenure, see “Origination and Description of Device Payment Plan Agreement Receivables—Origination Characteristics” in the Prospectus.

Distribution of the Monthly Payment on the Receivables

Monthly Payment	Number of Receivables	Aggregate Principal Balance	Percentage of Aggregate Principal Balance
$0.01 - $15.00	426,136	$55,757,827.82	4.18%
$15.01 - $20.00	410,066	105,697,139.51	7.92
$20.01 - $25.00	392,355	110,960,356.55	8.32
$25.01 - $30.00	478,024	192,454,020.74	14.43
$30.01 - $35.00	600,051	187,718,674.08	14.07
$35.01 - $40.00	288,085	129,568,146.29	9.71
$40.01 - $45.00	291,734	148,016,222.45	11.10
Greater than $45.00	580,967	403,805,204.78	30.27

Total	3,467,418	$1,333,977,592.22	100.00%

Distribution of the Remaining Installments on the Receivables

Remaining Installments	Number of Receivables	Aggregate Principal Balance	Percentage of Aggregate Principal Balance
24 months	13,715	$9,656,132.58	0.72%
23 months	102,562	71,342,408.55	5.35
22 months	167,670	116,526,988.52	8.74
21 months	179,089	113,388,407.08	8.50
20 months	157,642	97,809,884.51	7.33
19 months	138,079	81,679,142.14	6.12
18 months	187,630	106,722,775.29	8.00
17 months	123,905	67,281,073.58	5.04
16 months	96,634	49,262,828.53	3.69
15 months	100,933	50,662,478.75	3.80
14 months	146,432	67,243,451.68	5.04
13 months	156,984	65,227,212.17	4.89
12 months	240,182	91,795,193.95	6.88
11 months	227,946	79,971,980.59	6.00
10 months	150,050	49,444,857.96	3.71
9 months	173,784	52,372,034.29	3.93
8 months	161,028	42,112,414.19	3.16
7 months	107,247	24,723,532.61	1.85
6 months	90,872	18,255,405.95	1.37
5 months	109,511	19,090,879.93	1.43
4 months	104,296	15,368,704.30	1.15
3 months	97,342	11,548,741.07	0.87
2 months	85,645	7,849,643.90	0.59
1 month	90,252	5,036,222.25	0.38
0 months	257,988	19,605,197.85	1.47

Total	3,467,418	$1,333,977,592.22	100.00%

Distribution of the Last Payment Type on the Receivables

Last Payment Type	Number of Receivables	Aggregate Principal Balance	Percentage of Aggregate Principal Balance
Credit or Debit Card	1,730,471	$690,931,537.95	51.79%
ACH	703,998	257,283,023.82	19.29
Direct Debit	825,783	320,949,434.98	24.06
Check	165,772	47,396,813.03	3.55
Cash or Other(1)	41,394	17,416,782.44	1.31

Total	3,467,418	$1,333,977,592.22	100.00%

(1)	Includes payments received in the form of cash, credits and Verizon-specific gift cards or through an indirect agent.

PART II — OTHER INFORMATION

Item 10.	Exhibits.

Exhibit 99.1	Monthly investor report relating to the January 20, 2021 distribution.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

Dated: February 3, 2021

VERIZON OWNER TRUST 2019-A
(Issuing Entity)

By:	Cellco Partnership,
solely as servicer

By:	/s/ Kee Chan Sin
	Name:	Kee Chan Sin
	Title:	Vice President and Assistant Treasurer